Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	May/June, 2008
Distribution Date	07/15/08
Transaction Month	1
30/360 Days	20
Actual/360 Days	20

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	May 9, 2008
Closing Date:	June 25, 2008

	Dollars	Units	WAC	WAM
Original Pool Balance:	$709,573,681.53	38,999	6.42%	59.79
Original Adj. Pool Balance:	$674,977,361.41

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$159,000,000.00	22.408%	2.84863%	July 15, 2009
Class A-2 Notes	Fixed	$179,000,000.00	25.226%	4.16000%	May 16, 2011
Class A-3 Notes	Fixed	$171,000,000.00	24.099%	4.93000%	December 17, 2012
Class A-4 Notes	Fixed	$103,542,000.00	14.592%	5.48000%	November 17, 2014
Total Securities		$612,542,000.00	86.325%

Overcollateralization		$62,435,361.41	8.799%
YSOA		$34,596,320.12	4.876%
Total Original Pool Balance		$709,573,681.53	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$159,000,000.00	1.0000000	$125,094,193.73	0.7867559	$33,905,806.27
Class A-2 Notes	$179,000,000.00	1.0000000	$179,000,000.00	1.0000000	$-
Class A-3 Notes	$171,000,000.00	1.0000000	$171,000,000.00	1.0000000	$-
Class A-4 Notes	$103,542,000.00	1.0000000	$103,542,000.00	1.0000000	$-
Total Securities	$612,542,000.00	1.0000000	$578,636,193.73	0.9446474	$33,905,806.27

Weighted Avg. Coupon (WAC)	6.42%		6.41%
Weighted Avg. Remaining Maturity (WARM)	59.79		58.24
Pool Receivables Balance	$709,573,681.53		$679,667,972.37
Remaining Number of Receivables	38,999		38,269

Adjusted Pool Balance	$674,977,361.41		$646,104,219.57

III. COLLECTIONS

Principal:
Principal Collections	$29,895,868.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$-
Total Principal Collections	$29,895,868.37

Interest:
Interest Collections	$6,462,601.07
Late Fees & Other Charges	$49,877.60
Interest on Repurchase Principal	$-
Total Interest Collections	$6,512,478.67

Collection Account Interest	$14,386.76
Reserve Account Interest	$1,461.95
Servicer Advances	$-

Total Collections	$36,424,195.75

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Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	May/June, 2008
Distribution Date	07/15/08
Transaction Month	1
30/360 Days	20
Actual/360 Days	20

IV. DISTRIBUTIONS

Total Collections	$36,424,195.75
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,424,195.75
		Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,005,229.38	$1,005,229.38	$1,005,229.38
Collection Account Interest				$14,386.76
Late Fees & Other Charges				$49,877.60
Total due to Servicer				$1,069,493.74

3. Class A Noteholders Interest:
Class A-1 Notes		$251,628.98	$251,628.98
Class A-2 Notes		$413,688.89	$413,688.89
Class A-3 Notes		$468,350.00	$468,350.00
Class A-4 Notes		$315,227.87	$315,227.87

Total interest:		$1,448,895.74	$1,448,895.74	$1,448,895.74

Available Funds Remaining:				$33,905,806.27

4. Principal Distribution Amount:				$33,905,806.27

	Distributable Amount	Paid Amount
Class A-1 Notes		$33,905,806.27
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	89,053,216.44	$33,905,806.27
Total Noteholders Principal		$33,905,806.27

5. Available Amounts Remaining to reserve account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$34,596,320.12
Beginning Period Amount	$34,596,320.12
Current Period Amortization	$1,032,567.32
Ending Period Required Amount	$33,563,752.80
Ending Period Amount	$33,563,752.80
Next Distribution Date Required Amount	$32,544,890.64

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$3,374,886.81
Beginning Period Amount	$3,374,886.81
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,374,886.81
Ending Period Amount	$3,374,886.81

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
	Beginning	Ending	Target
Overcollateralization Amount	$62,435,361.41	$67,468,025.84	$122,615,436.01
Overcollateralization as a % of Adjusted Pool	9.25%	10.44%	18.98%

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Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	May/June, 2008
Distribution Date	07/15/08
Transaction Month	1
30/360 Days	20
Actual/360 Days	20

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.90%	37,849	98.93%	$672,429,262.97
30 - 60 Days	0.94%	361	0.92%	$6,243,812.79
61 - 90 Days	0.15%	59	0.15%	$994,896.61
91 + Days	0.00%	0	0.00%	$-
		38,269		$679,667,972.37
Total
Delinquent Receivables 61 + days past due	0.15%	59	0.15%	$994,896.61
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.05%		0.05%

Repossession in Current Period		26		$477,576.18
Repossession Inventory		26		$477,576.18

Charge-Offs
Gross Principal of Charge-Off for Current Period				$9,840.79
Recoveries				$-
Net Charge-offs for Current Period				$9,840.79

Beginning Pool Balance for Current Period				$709,573,681.53

Net Loss Ratio				0.02%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.01%

Cumulative Net Losses for All Periods				$9,840.79
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$2,430,514.81
Number of Extensions				130

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